Loans Receivable, Net (Past Due Financing Receivables) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 6,700,027	$ 6,996,614
Current	438,220,068	395,612,769
Total	444,920,095	402,609,383
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	829,713	1,344,638
Current	83,135,703	79,910,529
Total	83,965,416	81,255,167
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,924,154	872,744
Current	54,983,401	55,888,951
Total	56,907,555	56,761,695
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	330,424	287,770
Current	27,756,262	26,490,123
Total	28,086,686	26,777,893
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,615,736	4,491,462
Current	272,344,702	233,323,166
Total	275,960,438	237,814,628
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,318,274	3,393,753
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	395,763
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	555,798	604,809
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	205,613	185,526
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,556,863	2,207,655
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,110,160	551,937
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	332,000	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	247,894	85,178
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	106,163	102,244
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	424,103	364,515
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,271,593	3,050,924
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	497,713	948,875
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,120,462	182,757
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18,648	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1,634,770	$ 1,919,292